ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.                                        ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2011	2012

Billed receivable	48,719	46,799
Notes receivable	1,841	2,219
Less: Allowance for doubtful accounts	(2,726)	(3,739)

Billed accounts receivable, net	47,834	45,279

Unbilled receivable	88,139	105,240
Less: Allowance for doubtful accounts	(927)	—

Unbilled accounts receivable, net	87,212	105,240

Notes receivable represents bank acceptance bills, which are transferable and has short term maturity.

Unbilled receivables represent amounts earned under contracts in progress but not billable at the respective balance sheet dates.  These amounts become billable according to the contract terms, which usually upon the achievement of certain milestones or the completion of the project.

An analysis of the allowance for doubtful accounts is as follows:

	As of December 31,
	2011	2012

Balance at beginning of year	404	3,653
Provision (reverse) for doubtful accounts	3,235	779
Write-offs	(25)	(727)
Exchange rate differences	39	34

Balance at end of year	3,653	3,739